Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2023

Shares		Value
COMMON STOCKS 63.1%
CONSUMER DISCRETIONARY 1.4%
	DISTRIBUTION/WHOLESALE 1.4%
34,800	Pool Corp.	$12,392,280
CONSUMER STAPLES 1.9%
	RETAIL 1.9%
30,000	Costco Wholesale Corp.	16,948,800
FINANCIALS 11.8%
	COMMERCIAL SERVICES 2.1%
50,119	S&P Global, Inc.	18,313,984
	DIVERSIFIED FINANCIALS 2.2%
180,944	Intercontinental Exchange, Inc.	19,907,459
	INSURANCE 7.5%
70,100	American Financial Group, Inc.	7,828,067
51,700	Aon PLC Class A	16,762,174
57,300	Marsh & McLennan Cos., Inc.	10,904,190
75,100	RLI Corp.	10,205,339
332,256	W R Berkley Corp.	21,094,933
		66,794,703
		105,016,146
HEALTHCARE 9.4%
	HEALTHCARE PRODUCTS 6.9%
41,738	Danaher Corp.	10,355,198
26,812	IDEXX Laboratories, Inc.(1)	11,724,083
72,371	Stryker Corp.	19,776,823
38,926	Thermo Fisher Scientific, Inc.	19,703,174
		61,559,278
	HEALTHCARE SERVICES 1.3%
22,699	Chemed Corp.	11,796,670
	PHARMACEUTICALS 1.2%
60,000	Zoetis, Inc.	10,438,800
		83,794,748
INDUSTRIALS 13.8%
	AEROSPACE/DEFENSE 3.7%
38,400	TransDigm Group, Inc.(1)	32,376,192
	BUILDING MATERIALS 0.4%
9,500	Lennox International, Inc.	3,557,180
	COMMERCIAL SERVICES 4.1%
75,900	Cintas Corp.	36,508,659
	ENGINEERING & CONSTRUCTION 0.4%
40,400	Exponent, Inc.	3,458,240
	ENVIRONMENTAL CONTROL 3.1%
192,627	Republic Services, Inc.	27,451,274
	TRANSPORTATION 2.1%
91,300	Union Pacific Corp.	18,591,419
		121,942,964
INFORMATION TECHNOLOGY 24.8%
	COMMERCIAL SERVICES 1.4%
36,000	Gartner, Inc.(1)	12,369,960
	COMPUTERS 3.9%
43,751	Accenture PLC Class A	13,436,370
155,100	CGI, Inc.(1)	15,275,799
Shares		Value
COMMON STOCKS 63.1% (continued)
INFORMATION TECHNOLOGY 24.8% (continued)
	COMPUTERS 3.9% (continued)
24,000	EPAM Systems, Inc.(1)	$6,136,560
		34,848,729
	MISCELLANEOUS MANUFACTURERS 0.2%
4,800	Teledyne Technologies, Inc.(1)	1,961,184
	SOFTWARE 18.0%
52,800	Adobe, Inc.(1)	26,922,720
72,700	Cadence Design Systems, Inc.(1)	17,033,610
24,900	Fair Isaac Corp.(1)	21,626,397
24,810	Intuit, Inc.	12,676,421
59,100	Roper Technologies, Inc.	28,620,948
35,525	ServiceNow, Inc.(1)	19,857,054
25,800	Synopsys, Inc.(1)	11,841,426
52,737	Tyler Technologies, Inc.(1)	20,363,865
		158,942,441
	TELECOMMUNICATIONS 1.3%
42,100	Motorola Solutions, Inc.	11,461,304
		219,583,618
TOTAL COMMON STOCKS (Cost $335,903,502)		559,678,556

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.7%
$ 2,123,212	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (SOFR30A + 2.10%), 7.42%, 3/25/43(2)(3)	2,142,711
2,113,572	FNMA, Series 2023-R02, Class 1M1, (SOFR30A + 2.30%), 7.62%, 1/25/43(2)(3)	2,141,323
2,198,469	FNMA, Series 2023-R04, Class 1M1, (SOFR30A + 2.30%), 7.62%, 5/25/43(2)(3)	2,226,186
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,455,812)		6,510,220
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.7%
1,240,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	1,167,105
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	1,482,127
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(3)	705,185
1,642,557	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A1, 3.34%, 10/25/28	1,551,234
231,257	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.86%, 2/25/48(2)(3)	222,665
109,742	GNMA, Series 2013-12, Class B, 2.07%, 11/16/52(3)	100,184
1,000,000	Morgan Stanley Capital I Trust, Series 2021-L7, Class A4, 2.32%, 10/15/54	765,428
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,957,066)		5,993,928
See Supplementary Notes to Financial Statements.

0

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 10.8%
BASIC MATERIALS 0.2%
	IRON/STEEL 0.1%
$ 1,250,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	$1,058,041
	MINING 0.1%
1,265,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30	1,139,736
		2,197,777
COMMUNICATIONS 1.0%
	INTERNET 0.3%
1,350,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(4)	1,141,834
1,300,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28(4)	1,259,593
		2,401,427
	MEDIA 0.3%
1,200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	1,172,583
1,200,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	1,136,706
		2,309,289
	TELECOMMUNICATIONS 0.4%
1,240,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	910,766
1,200,000	Bell Canada Co. (The), 5.10%, 5/11/33	1,121,776
1,275,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	1,078,101
1,250,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	906,261
		4,016,904
		8,727,620
CONSUMER, CYCLICAL 1.3%
	AUTO MANUFACTURERS 0.4%
1,275,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30	995,685
1,325,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	1,229,356
1,200,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.00%, 4/9/27	1,151,849
		3,376,890
	HOME BUILDERS 0.1%
1,293,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27	1,264,089
	LODGING 0.3%
1,250,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.80%, 10/1/24	1,199,185
1,250,000	Marriott International, Inc., 4.90%, 4/15/29	1,191,811
		2,390,996
	RETAIL 0.5%
1,250,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	1,177,848
1,225,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	937,730
Principal Amount		Value
CORPORATE BONDS & NOTES 10.8% (continued)
CONSUMER, CYCLICAL 1.3% (continued)
	RETAIL 0.5% (continued)
$ 1,300,000	McDonald's Corp., Senior Unsecured Notes, 4.60%, 9/9/32(4)	$1,222,924
1,250,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27	1,167,316
		4,505,818
		11,537,793
CONSUMER, NON-CYCLICAL 2.5%
	BEVERAGES 0.5%
1,200,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31(4)	1,168,338
1,225,000	Constellation Brands, Inc., 2.25%, 8/1/31	954,266
1,225,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	1,085,759
1,265,000	Diageo Capital PLC, Guaranteed Notes, 2.00%, 4/29/30	1,026,233
		4,234,596
	BIOTECHNOLOGY 0.4%
1,210,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	1,086,207
1,200,000	Gilead Sciences, Inc., 4.60%, 9/1/35	1,098,115
1,225,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	942,576
		3,126,898
	HEALTHCARE PRODUCTS 0.1%
1,200,000	Stryker Corp., 3.38%, 11/1/25	1,148,476
	HEALTHCARE SERVICES 0.4%
1,225,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	1,103,272
1,250,000	Elevance Health, Inc., 4.75%, 2/15/33	1,163,481
1,250,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	1,236,771
		3,503,524
	PHARMACEUTICALS 1.1%
1,310,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	1,215,694
1,200,000	Astrazeneca Finance LLC, 4.88%, 3/3/28	1,178,967
1,250,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27	1,171,423
1,375,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30	1,058,064
1,200,000	Eli Lilly & Co., 4.70%, 2/27/33	1,155,199
1,200,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	997,697
1,250,000	Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	1,197,880
1,140,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	791,524
1,175,000	Teva Pharmaceutical Finance Netherlands III BV, Guaranteed Notes, 3.15%, 10/1/26	1,047,243
		9,813,691
		21,827,185
See Supplementary Notes to Financial Statements.

September 30, 2023

Principal Amount		Value
CORPORATE BONDS & NOTES 10.8% (continued)
ENERGY 1.0%
	OIL & GAS 0.4%
$ 1,175,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	$1,096,523
1,325,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	1,258,588
1,200,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25(4)	1,184,307
		3,539,418
	PIPELINES 0.6%
1,275,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	1,256,258
1,250,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	927,200
1,200,000	Energy Transfer LP, 5.25%, 4/15/29	1,150,601
1,275,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	1,099,910
1,300,000	Targa Resources Corp., Guaranteed Notes, 5.20%, 7/1/27	1,273,899
		5,707,868
		9,247,286
FINANCIAL 3.2%
	BANKS 1.7%
1,250,000	Bank of America Corp., (SOFR + 2.16%), 5.02%, 7/22/33(3)(4)	1,150,056
1,220,000	Citigroup, Inc., Senior Unsecured Notes, (SOFR + 1.16%), 3.35%, 4/24/25(3)	1,198,240
1,263,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	1,078,974
1,200,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	1,140,754
1,325,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	1,259,332
1,225,000	JPMorgan Chase & Co., Senior Unsecured Notes, (SOFR + 1.64%), 3.96%, 11/15/48(3)	893,791
1,175,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	1,163,224
1,250,000	Morgan Stanley, (SOFR + 2.56%), 6.34%, 10/18/33(3)	1,257,124
1,200,000	National Australia Bank Ltd., 5.20%, 5/13/25	1,192,563
1,200,000	NatWest Group PLC, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(3)	1,184,359
1,100,000	Northern Trust Corp., Senior Unsecured Notes, 1.95%, 5/1/30(4)	875,878
1,250,000	Royal Bank of Canada, 5.00%, 2/1/33	1,164,697
1,050,000	Wells Fargo & Co., Senior Unsecured Notes, (SOFR + 1.32%), 6.64%, 4/25/26(3)(4)	1,055,988
		14,614,980
	DIVERSIFIED FINANCIALS 0.7%
1,275,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	1,150,649
1,225,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	1,108,374
1,290,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27(4)	1,189,145
Principal Amount		Value
CORPORATE BONDS & NOTES 10.8% (continued)
FINANCIAL 3.2% (continued)
	DIVERSIFIED FINANCIALS 0.7% (continued)
$ 1,275,000	American Express Co., 4.90%, 2/13/26	$1,250,876
1,285,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	1,249,634
		5,948,678
	INSURANCE 0.2%
1,325,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	1,173,431
1,125,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48(3)	1,031,278
		2,204,709
	REITS 0.6%
1,200,000	American Tower Corp., 5.50%, 3/15/28	1,177,305
1,250,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	975,750
1,250,000	Kimco Realty Corp., Senior Unsecured Notes, 2.25%, 12/1/31	938,272
1,225,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	1,141,223
1,200,000	Weyerhaeuser Co., 4.75%, 5/15/26	1,171,045
		5,403,595
		28,171,962
INDUSTRIAL 0.4%
	ELECTRONICS 0.2%
1,260,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	985,274
1,250,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	1,219,586
		2,204,860
	TRANSPORTATION 0.2%
1,250,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	833,582
1,300,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50	875,471
		1,709,053
		3,913,913
TECHNOLOGY 0.9%
	COMPUTERS 0.3%
1,250,000	Apple, Inc., 4.65%, 2/23/46	1,113,793
1,250,000	Dell International LLC/EMC Corp., Senior Unsecured Notes, 4.90%, 10/1/26	1,219,565
		2,333,358
	SEMICONDUCTORS 0.3%
1,275,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	851,097
1,225,000	Broadcom, Inc., 4.30%, 11/15/32	1,068,738
1,250,000	NVIDIA Corp., 3.50%, 4/1/40	984,153
		2,903,988
	SOFTWARE 0.3%
1,250,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	1,051,817
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 10.8% (continued)
TECHNOLOGY 0.9% (continued)
	SOFTWARE 0.3% (continued)
$ 1,275,000	Oracle Corp., 6.25%, 11/9/32	$1,290,750
		2,342,567
		7,579,913
UTILITIES 0.3%
	ELECTRIC 0.3%
1,275,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	1,146,936
1,200,000	Southern Co., 5.70%, 3/15/34	1,175,212
		2,322,148
TOTAL CORPORATE BONDS & NOTES (Cost $106,991,463)		95,525,597
LONG-TERM MUNICIPAL SECURITIES 0.7%
	CALIFORNIA 0.4%
1,000,000	City of Los Angeles, Series A, GO, 3.55%, 9/1/31	914,921
1,200,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	1,090,747
1,200,000	State of California, GO, 5.70%, 10/1/32	1,222,937
		3,228,605
	NEW YORK 0.1%
1,250,000	New York City Transitional Finance Authority Building Aid Revenue, (ST AID WITHHLDG), 4.80%, 7/15/26	1,222,644
	OREGON 0.1%
1,100,000	State of Oregon, Series C, GO, 2.38%, 5/1/36	783,493
	WASHINGTON 0.1%
1,250,000	City of Tacoma, GO, 5.89%, 12/1/30	1,283,908
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $7,083,490)		6,518,650
RESIDENTIAL MORTGAGE-BACKED SECURITIES 9.9%
37,823	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	34,718
4,348	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	3,863
993,938	FHLMC Pool #QB2462, 3.00%, 8/1/50	828,182
1,834,464	FHLMC Pool #QB2958, 3.00%, 9/1/50	1,525,052
7,589,292	FHLMC Pool #QF1236, 4.50%, 10/1/52	6,971,672
2,871,628	FHLMC Pool #QG6306, 5.00%, 7/1/53	2,710,293
810,266	FHLMC Pool #RA6817, 2.50%, 2/1/52	647,219
801,961	FHLMC Pool #RB5022, 3.00%, 11/1/39	695,201
690,010	FHLMC Pool #SD7514, 3.50%, 4/1/50	604,196
2,025,592	FHLMC Pool #SD8108, 3.00%, 11/1/50	1,685,220
842,525	FHLMC Pool #SD8196, 3.50%, 2/1/52	725,740
6,914,778	FHLMC Pool #SD8256, 4.00%, 10/1/52	6,159,384
7,377,516	FHLMC Pool #SD8300, 5.50%, 2/1/53	7,132,330
874,300	FHLMC Pool #ZS4647, 3.50%, 1/1/46	766,898
1,387,554	FNMA Pool #AS0516, 3.00%, 9/1/43	1,185,236
210,487	FNMA Pool #AX9528, 3.50%, 2/1/45	185,011
29,336	FNMA Pool #AZ6194, 3.50%, 10/1/45	25,867
1,200,908	FNMA Pool #BM3634, 3.50%, 5/1/47	1,052,264
1,059,746	FNMA Pool #BP5709, 2.50%, 5/1/50	847,895
Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 9.9% (continued)
$ 2,548,030	FNMA Pool #BX7762, 5.00%, 3/1/53	$2,405,861
805,762	FNMA Pool #CA5540, 3.00%, 4/1/50	674,774
7,741,979	FNMA Pool #CB5892, 4.50%, 3/1/53	7,112,571
2,560,547	FNMA Pool #FM2202, 4.00%, 12/1/48	2,322,169
1,062,561	FNMA Pool #FM3254, 3.50%, 5/1/49	931,373
1,024,967	FNMA Pool #FM4140, 2.50%, 9/1/50	825,473
1,107,072	FNMA Pool #FM9509, 3.00%, 11/1/36	1,003,902
1,449,777	FNMA Pool #FM9760, 3.50%, 11/1/51	1,249,849
1,894,331	FNMA Pool #FM9834, 3.50%, 6/1/49	1,655,368
1,746,308	FNMA Pool #FM9939, 4.00%, 1/1/52	1,555,917
924,555	FNMA Pool #MA4055, 2.50%, 6/1/50	742,148
2,936,693	FNMA Pool #MA4078, 2.50%, 7/1/50	2,352,332
1,365,150	FNMA Pool #MA4222, 3.50%, 12/1/50	1,187,067
1,502,718	FNMA Pool #MA4494, 3.00%, 12/1/51	1,249,926
2,337,159	FNMA Pool #MA4495, 3.50%, 12/1/51	2,013,298
7,440,677	FNMA Pool #MA4979, 5.50%, 4/1/53	7,193,391
5,809,340	FNMA Pool #MA5106, 5.00%, 8/1/53	5,483,457
5,490,000	FNMA Pool #MA5166, 6.00%, 10/1/53	5,419,821
18,812	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	17,763
36,341	FNMA REMIC Trust Series 2013-41, Series 2013-41, Class WD, 2.00%, 11/25/42	31,765
7,847,485	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	1,169,420
1,134,419	GNMA II Pool #MA3937, 3.50%, 9/20/46	1,008,555
765,594	GNMA II Pool #MA7054, 3.50%, 12/20/50	674,600
3,545,968	GNMA II Pool #MA7651, 3.50%, 10/20/51	3,113,417
3,037,189	GNMA II Pool #MA8945, 4.00%, 6/20/53	2,736,795
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $98,301,094)		87,917,253
U.S. TREASURY OBLIGATIONS 8.2%
3,170,000	U.S. Treasury Bonds, 5.38%, 2/15/31	3,323,175
3,500,000	U.S. Treasury Bonds, 3.50%, 2/15/39	3,023,535
10,000,000	U.S. Treasury Bonds, 2.75%, 11/15/42	7,300,391
6,500,000	U.S. Treasury Bonds, 3.88%, 5/15/43	5,650,937
8,000,000	U.S. Treasury Bonds, 2.25%, 8/15/49	4,980,000
2,250,000	U.S. Treasury Bonds, 2.88%, 5/15/52	1,595,303
5,000,000	U.S. Treasury Bonds, 3.63%, 5/15/53	4,139,844
3,250,000	U.S. Treasury Notes, 2.25%, 3/31/24	3,199,092
7,000,000	U.S. Treasury Notes, 2.38%, 8/15/24	6,814,883
8,000,000	U.S. Treasury Notes, 3.00%, 9/30/25	7,689,688
3,000,000	U.S. Treasury Notes, 1.63%, 5/15/26	2,761,641
2,195,000	U.S. Treasury Notes, 4.50%, 7/15/26	2,174,765
1,500,000	U.S. Treasury Notes, 2.25%, 8/15/27	1,370,742
2,000,000	U.S. Treasury Notes, 0.63%, 11/30/27	1,696,016
10,800,000	U.S. Treasury Notes, 1.50%, 2/15/30	8,952,187
3,500,000	U.S. Treasury Notes, 1.13%, 2/15/31	2,760,625
2,000,000	U.S. Treasury Notes, 2.75%, 8/15/32	1,731,875
3,500,000	U.S. Treasury Notes, 3.38%, 5/15/33	3,174,062
TOTAL U.S. TREASURY OBLIGATIONS (Cost $78,016,604)		72,338,761

See Supplementary Notes to Financial Statements.

September 30, 2023

Shares		Value
SHORT-TERM INVESTMENTS 5.4%
	MONEY MARKET FUNDS 5.3%
45,696,007	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.29%(5)	$45,696,007
1,009,920	State Street Navigator Securities Lending Government Money Market Portfolio(6)	1,009,920
		46,705,927

Principal Amount
U.S. TREASURY OBLIGATIONS 0.1%
1,000,000	U.S. Treasury Bills, 0.10%, 11/21/23	992,541
TOTAL SHORT-TERM INVESTMENTS (Cost $47,698,468)		47,698,468
TOTAL INVESTMENTS IN SECURITIES 99.5% (Cost $687,407,499)		$882,181,433
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.5%		4,103,589
NET ASSETS(7) 100.0%		$886,285,022

(1)	Non-income producing.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)
Floating or variable rate security. The rate disclosed is
the rate in effect as of September 30, 2023. The
information in parentheses represents the benchmark
and reference rate for each relevant security and the rate
adjusts based upon the reference rate and spread. The
security may be further subject to interest rate floor and
caps. For securities which do not indicate a reference rate
and spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(4)	A portion or all of the security was held on loan. As of September 30, 2023, the market value of the securities on loan was $9,382,741.
(5)	Rate reflects 7 day yield as of September 30, 2023.
(6)
Securities with an aggregate market value of $9,382,741
were out on loan in exchange for $1,009,920 of cash
collateral as of September 30, 2023. The collateral was
invested in a cash collateral reinvestment vehicle.

(7)
For federal income tax purposes, the aggregate cost was
$687,407,499, aggregate gross unrealized appreciation
was $227,281,146, aggregate gross unrealized
depreciation was $32,507,212 and the net unrealized
appreciation was $194,773,934.

CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
ST AID WITHHLDG	State Aid Withholding.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2023:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$559,678,556	$—	$—	$559,678,556
Collateralized Mortgage Obligations	—	6,510,220	—	6,510,220
Commercial Mortgage-Backed Securities	—	5,993,928	—	5,993,928
Corporate Bonds & Notes*	—	95,525,597	—	95,525,597
Long-Term Municipal Securities*	—	6,518,650	—	6,518,650
Residential Mortgage-Backed Securities	—	87,917,253	—	87,917,253
U.S. Treasury Obligations	—	72,338,761	—	72,338,761
Short-Term Investments	46,705,927	992,541	—	47,698,468
Total Investments in Securities	$606,384,483	$275,796,950	$—	$882,181,433

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2023, there were no Level 3 investments.